Information for Revenue from External Customers by Destination and Long-Lived Assets Based on Physical Location (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Net sales	¥ 1,190,870	¥ 1,266,924	¥ 1,073,805
Property, Plant and Equipment, Net	260,537	247,754	240,099
Japan
Segment Reporting Information [Line Items]
Net sales	559,344	559,883	470,643
Property, Plant and Equipment, Net	187,566	185,969	176,884
Asia
Segment Reporting Information [Line Items]
Net sales	205,469	215,913	172,510
Property, Plant and Equipment, Net	35,545	29,293	28,007
Europe
Segment Reporting Information [Line Items]
Net sales	204,887	210,131	198,058
Property, Plant and Equipment, Net	18,725	14,974	14,373
United States of America
Segment Reporting Information [Line Items]
Net sales	166,706	220,706	180,861
Property, Plant and Equipment, Net	12,787	11,164	12,993
Other Countries
Segment Reporting Information [Line Items]
Net sales	54,464	60,291	51,733
Property, Plant and Equipment, Net	¥ 5,914	¥ 6,354	¥ 7,842